INCOME TAXES - Current and deferred portion (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 1,130		¥ 13	¥ 2
Deferred tax (benefits) expenses	0		645	(68)
Income tax (benefits) expenses	¥ 1,130	$ 155	¥ 658	¥ (66)